Segment Information Geographic Allocation of Trading Container Sales Proceeds and Gains on Sale of Owned Fleet Containers Net (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	$ 9,548	$ 15,913	$ 15,913
Trading Containers
Segment Reporting Information [Line Items]
Revenue	3,966	$ 7,618	7,618
North / South America
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	3,037		2,695
North / South America | Trading Containers
Segment Reporting Information [Line Items]
Revenue	2,378		2,980
Asia
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	5,743		9,991
Asia | Trading Containers
Segment Reporting Information [Line Items]
Revenue	1,274		3,857
Europe
Segment Reporting Information [Line Items]
Gain on sale of owned fleet containers, net	768		3,227
Europe | Trading Containers
Segment Reporting Information [Line Items]
Revenue	$ 314		$ 781